Schedule of Investments (unaudited)
September 30, 2024
BlackRock Exchange Portfolio
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Aerospace & Defense — 8.7%
General Dynamics Corp.	78,065	$ 23,591,243
Banks — 7.1%
JPMorgan Chase & Co.	90,739	19,133,226
Consumer Finance — 6.1%
American Express Co.	61,141	16,581,439
Consumer Staples Distribution & Retail — 2.5%
Walmart, Inc.	82,272	6,643,464
Electronic Equipment, Instruments & Components — 0.9%
Keysight Technologies, Inc.(a)	14,874	2,363,925
Energy Equipment & Services — 1.1%
Schlumberger NV	70,328	2,950,260
Financial Services — 16.8%
Berkshire Hathaway, Inc., Class B(a)	75,033	34,534,688
Visa, Inc., Class A	39,748	10,928,713
		45,463,401
Food Products — 1.3%
Kraft Heinz Co. (The)	17,761	623,589
Mondelez International, Inc., Class A	40,283	2,967,648
		3,591,237
Health Care Equipment & Supplies — 0.5%
Alcon, Inc.	13,736	1,374,561
Household Products — 2.5%
Procter & Gamble Co. (The)	39,631	6,864,089
Machinery — 0.0%
Westinghouse Air Brake Technologies Corp.	380	69,073
Oil, Gas & Consumable Fuels — 2.7%
BP PLC, ADR	31,546	990,229
Exxon Mobil Corp.	54,584	6,398,336
		7,388,565
Pharmaceuticals — 13.9%
AstraZeneca PLC, ADR	128,000	9,972,480
Johnson & Johnson	55,418	8,981,041
Security	Shares	Value
Pharmaceuticals (continued)
Merck & Co., Inc.	68,117	$ 7,735,367
Novartis AG, ADR	68,681	7,899,689
Organon & Co.	6,811	130,294
Pfizer, Inc.	76,397	2,210,929
Sandoz Group AG, ADR(b)	13,736	571,486
Viatris, Inc.	14,108	163,794
		37,665,080
Software — 32.1%
Microsoft Corp.	201,692	86,788,068
Tobacco — 3.7%
Altria Group, Inc.	77,000	3,930,080
Philip Morris International, Inc.	50,136	6,086,510
		10,016,590
Total Long-Term Investments — 99.9% (Cost: $14,915,337)		270,484,221
Short-Term Securities
Money Market Funds — 0.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.05%(c)(d)(e)	207,293	207,480
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 4.83%(c)(d)	307,905	307,905
Total Short-Term Securities — 0.2% (Cost: $515,277)		515,385
Total Investments — 100.1% (Cost: $15,430,614)		270,999,606
Liabilities in Excess of Other Assets — (0.1)%		(299,420)
Net Assets — 100.0%		$ 270,700,186
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited)  (continued)
September 30, 2024
BlackRock Exchange Portfolio
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended September 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 12/31/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/24	Shares Held at 09/30/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ —	$ 207,361(a)	$ —	$ 11	$ 108	$ 207,480	207,293	$ 889(b)	$ —
BlackRock Liquidity Funds, T-Fund, Institutional Shares	487,469	—	(179,564)(a)	—	—	307,905	307,905	13,549	—
SL Liquidity Series, LLC, Money Market Series(c)	300,440	—	(300,449)(a)	(21)	30	—	—	673(b)	—
				$ (10)	$ 138	$ 515,385		$ 15,111	$ —
(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
(c)	As of period end, the entity is no longer held.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•    Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical, unrestricted assets or liabilities;
•    Level 2 — Inputs other than quoted prices included within level 1 that are observable for the asset or liability, either directly or indirectly; and
•    Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$ 270,484,221	$ —	$ —	$ 270,484,221
Short-Term Securities
Money Market Funds	515,385	—	—	515,385
	$ 270,999,606	$ —	$ —	$ 270,999,606
Portfolio Abbreviation
ADR	American Depositary Receipt
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